Consolidated Balance Sheets - USD ($) $ in Millions	Feb. 28, 2018	Feb. 28, 2017
Current
Cash and cash equivalents	$ 816	$ 734
Short-term investments	1,443	644
Accounts receivable, net	151	200
Other receivables	71	27
Inventories	3	26
Income taxes receivable	26	31
Other current assets	38	55
Total current assets	2,548	1,717
Long-term receivables	25	7
Long-term investments	55	269
Deferred income tax assets	3	0
Restricted cash and cash equivalents	39	51
Property, plant and equipment, net	64	91
Goodwill	569	559
Intangible assets, net	477	602
Total assets	3,780	3,296
Current
Accounts payable	46	128
Accrued liabilities	205	240
Income taxes payable	18	14
Deferred revenue	195	239
Total current liabilities	464	621
Other long-term liabilities	23	18
Long-term debt	782	591
Deferred income tax liabilities	6	9
Total liabilities	1,275	1,239
Capital stock and additional paid-in capital
Preferred shares: authorized unlimited number of non-voting, cumulative, redeemable and retractable
Common shares: authorized unlimited number of non-voting, redeemable, retractable Class A common shares and unlimited number of voting common shares Issued - 530,497,193 voting common shares (February 29, 2016 - 521,172,271)	2,560	2,512
Retained earnings	(45)	(438)
Accumulated other comprehensive income (loss)	(10)	(17)
Total shareholders' equity	2,505	2,057
Total liabilities and shareholders' equity	$ 3,780	$ 3,296